Warrants (Narrative) (FY) (Details)								1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 24, 2019 $ / shares shares	Jun. 14, 2019 USD ($) $ / shares shares	Jun. 11, 2019 USD ($) $ / shares shares	May 31, 2019	Mar. 01, 2019	Jan. 23, 2019	Jan. 26, 2018 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) shares	Feb. 28, 2019	Jun. 30, 2020 $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Warrants issued to purchase shares of common stock								1,000,000
Estimated fair value of warrants | $								$ 150,800
Consulting agreement period								3 months	3 months
Warrant agreement issued period											Jun. 30, 2019
Warrants remaining life											1 month 1 day
Common stock, volatility rate											1.02
Common stock, risk free interest rate											0.0243
Minimum
Warrants remaining life												2 months 16 days
Common stock, volatility rate												1.12
Common stock, risk free interest rate												0.0243
Maximum
Warrants remaining life												8 years 7 months 6 days
Common stock, volatility rate												1.34
Common stock, risk free interest rate												0.0264
Convertible Promissory Notes
Estimated fair value of warrants | $											$ 47,974
Interest rate											18.00%
Class K Warrants
Warrant exercise price/share | $ / shares										$ 0.08	$ 0.08
Warrant expiration date										June 2025	June 2025
Estimated fair value of warrants | $											$ 36,989
Class K (2) Warrants
Warrant exercise price/share | $ / shares										$ 0.11	$ 0.11
Warrant expiration date										August 2027	August 2027
Class O Warrants
Warrant exercise price/share | $ / shares										$ 0.11	$ 0.11	$ 0.11
Warrant expiration date										January 2022	January 2022	March 17, 2019
Warrant extended expiration date					Jun. 28, 2019
Warrants issued to purchase shares of common stock												600,000
Number of common stock can purchase for each of warrant right												1
Estimated fair value of warrants | $												$ 159,370
Class O Warrants | Related Party Vendor
Warrant exercise price/share | $ / shares							$ 0.11
Warrant expiration date							March 17, 2019
Warrant extended expiration date					Jun. 28, 2019
Warrants issued to purchase shares of common stock							909,091
Number of common stock can purchase for each of warrant right							1
Estimated fair value of warrants | $							$ 160,455
Class P Warrants
Warrant exercise price/share | $ / shares	$ 0.20	$ 0.01	$ 0.20							$ 0.20	$ 0.01
Warrant expiration date	June 24, 2024	June 14, 2021	June 11, 2024							June 2024	June 2021
Warrants issued to purchase shares of common stock	100,000	1,000,000	265,000
Number of common stock can purchase for each of warrant right	1	1	1
Estimated fair value of warrants | $		$ 150,800	$ 36,067
Class P (2) Warrants
Warrant exercise price/share | $ / shares											$ 0.20
Warrant expiration date											June 2024
Series A Warrants, Class L Warrants and Class N Warrants
Warrant extended expiration date						May 01, 2019
Class N Warrants and Class O Warrants
Warrant extended expiration date					Jun. 28, 2019
Class N Warrants
Warrant extended expiration date				Sep. 03, 2019
Class L Warrants
Warrants exercised, stock not yet issued											1,033,334
Series A Warrants
Warrants exercised, stock not yet issued											62,811
Series A Warrants | 2014 Private Placement
Estimated fair value of warrants | $											$ 557,733
Series B Warrants | 2014 Private Placement
Estimated fair value of warrants | $											$ 557,733